CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (60,315)	$ (146,175)	$ (175,424)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation	65,216	69,019	66,089
Depreciation and amortization of property, equipment and software	2,449	3,443	3,369
Amortization of right-of-use assets	4,100	4,766	6,981
Allowance for doubtful receivables / allowance for credit losses	1,595	288	1,030
Inventory write-downs	3,298	4,067	1,806
Loss/(gain) on disposal of property, equipment and software	(221)	(219)	365
Loss/(gain) on foreign currency exchange rates	(669)	(2,441)	618
Investment loss/ (gain)	(697)	2,167
Fair value change on short-term and long-term investments	76	(7,449)	833
Impairment loss of long-term investments	15,537
Changes in operating assets and liabilities:
Accounts receivable	1,046	20,241	(23,430)
Notes receivable	(2,284)	(1,374)	7,733
Inventories	9,217	13,135	(22,121)
Prepayments and other current assets	(1,251)	8,893	(13,134)
Other non-current assets	290	639	(89)
Accounts payable	1,982	(2,617)	(10,947)
Advance from customers	4,143	(3,455)	4,010
Deferred revenue	93	(2,898)	5,938
Income tax payable	689		(159)
Accruals and other payables	(1,372)	(24,280)	19,109
Lease liabilities	(3,366)	(4,924)	(7,164)
Other non-current liability	(3,113)	(1,480)	8,484
Net cash (used in)/generated from operating activities	36,443	(70,654)	(126,103)
Cash flows from investing activities:
Payment for short-term investments	(327,244)	(1,257,697)	(468,705)
Proceeds from disposal of short-term investments	853,703	543,790	385,549
Purchase of property, equipment and software	(1,499)	(710)	(6,193)
Proceeds from disposal of property, equipment and software	509	464	28
Provision of bridge loans			(2,930)
Loan repayment			628
Payment for long-term investments	(193,014)	(1,575)	(21,334)
Proceeds from other investing activities		1,503
Net cash (used in)/generated from investing activities	332,455	(714,225)	(112,957)
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance			904,732
Payment for repurchase and cancellation of ordinary shares	(3,339)	(48,678)	(64,000)
Proceeds from issuance of ordinary shares prior to Initial Public Offering			200,000
Proceeds from exercise of share options	1,187	1,039	1,070
Proceeds from issuance of Class A ordinary shares upon the Dual Primary Listing, net of cost of issuance		9,057
Payments of deferred offering costs	(71)
Net cash generated from/ (used in) financing activities	(2,223)	(38,582)	1,041,802
Effect of exchange rate changes on cash and cash equivalents, restricted cash	(1,148)	(7,954)	2,879
Net increase/ (decrease) in cash and cash equivalents, restricted cash	365,527	(831,415)	805,621
Cash and cash equivalents, restricted cash at the beginning of year	133,161	964,576	158,955
Cash and cash equivalents, restricted cash at the end of year	498,688	133,161	964,576
Supplemental cash flow disclosures
Cash paid for income tax	(2,819)	(843)	(616)
Supplemental schedule of non-cash investing activities
Conversion from bridge loan into investment			2,302
Cash and cash equivalents	498,688	133,161	963,938
Restricted cash			638
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 498,688	$ 133,161	$ 964,576